PARENT COMPANY INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of parent company information [abstract]
Disclosure of detailed information about Condensed separate Statement of Financial Position

Condensed Separate Statement of Financial Position

	December 31,
	2022		2021
Current Assets
Cash and cash equivalents	Ps.	67,439	Ps.	174,784
Held for trading securities		764		47
Accounts receivable from related parties		96,081		281,375
Other assets		7,790		172
Total current assets		172,074		456,378

Non current Assets
Investments in subsidiaries and associates		18,243,828		25,025,607
Accounts receivable from related parties		1,498,754		—
Property plant and equipment		4,084		5,565
Deferred tax		127		124
Total non current assets	Ps.	19,746,793	Ps.	25,031,296

	December 31,
	2022		2021

Total assets	Ps.	19,918,867	Ps.	25,487,674

Current liabilities
Borrowings at amortized cost		20,255		6,318
Outstanding bonds at amortized cost		14,093		8,048
Accounts payable		120,507		433,756
Other non-financial liabilities		1,214		1,214
Total current liabilities	Ps.	156,069	Ps.	449,336

Long-term liabilities
Borrowings at amortized cost		1,794,089		525,659
Outstanding bonds		1,124,520		1,124,520
Total non current liabilities	Ps.	2,918,609	Ps.	1,650,179

Total liabilities	Ps.	3,074,678	Ps.	2,099,515

Equity
Shareholders’ equity		16,844,189		23,388,159

Total liabilities and shareholders’ equity	Ps.	19,918,867	Ps.	25,487,674

Disclosure of detailed information about Condensed separate Statement of Income

	December 31,		December 31,		December 31,
Condensed separate Statement of Income	2022		2021		2020
Operating revenue
Equity method income, net	Ps.	1,901,095	Ps.	2,127,257	Ps.	1,505,057
Other revenue from ordinary activities		307,400		286,823		286,755
Total operating revenue	Ps.	2,208,495	Ps.	2,414,080	Ps.	1,791,812

Expenses, net
Administrative expenses		(105,356)		(82,686)		(79,993)
Other expenses		(4,092)		(434)		(163)
(Losses) gains from exchange differences		(627)		(41)		(52)
Operating income	Ps.	2,098,420	Ps.	2,330,919	Ps.	1,711,604

Financial expenses		(191,558)		(98,690)		(106,979)

Net income before tax expense		1,906,862		2,232,229		1,604,625
Income tax expense		(17,672)		(52,565)		(46,088)
Net income from continuing operations	Ps.	1,889,190	Ps.	2,179,664	Ps.	1,558,537

Net income from discontinued operations, net of tax		593,989		1,118,435		790,394
Net income for the year	Ps.	2,483,179	Ps.	3,298,099	Ps.	2,348,931

Disclosure of detailed information about Condensed separate Cash flow

	December 31,		December 31,		December 31,
Condensed separate Cash Flow	2022		2021		2020
Net income	Ps.	2,483,179	Ps.	3,298,099	Ps.	2,348,931
Adjustments to reconcile net income to net cash used by operating activities		(3,432,887)		(2,021,406)		(938,332)
Net cash provided by operating activities	Ps.	(949,708)	Ps.	1,276,693	Ps.	1,410,599
Net cash used in investing activities		(164)		(132)		(186)
Net cash used in financing activities		842,527		(1,232,130)		(1,331,359)
Increase in cash and cash equivalents	Ps.	(107,345)	Ps.	44,431	Ps.	79,054
Effect of foreign currency changes on cash and cash equivalents		—		—		—
Cash and cash equivalents at beginning of year		174,784		130,353		51,299
Cash and cash equivalents at end of year	Ps.	67,439	Ps.	174,784	Ps.	130,353

Disclosure of subsidiaries

Investment in subsidiaries and associates as of December 31, 2022 and 2021 comprise the following:

	December 31, 2022			December 31, 2021
	Direct ownership			Direct ownership
	interest held			interest held
	by Grupo	Book		by Grupo	Book
Subsidiary	Aval	Value		Aval	Value
Banco de Bogotá S.A.	68.93%	Ps.	9,136,530	68.74%	Ps.	15,616,990
Banco de Occidente S.A.	72.27%		3,654,757	72.27%		3,632,129
Banco Comercial AV Villas S.A.	79.86%		1,419,946	79.86%		1,479,917
Banco Popular S.A.	93.74%		3,163,966	93.74%		3,318,617
Corporación Financiera Colombiana S.A.	8.71%		1,186,454	8.50%		1,061,518
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	20.00%		532,212	20.00%		570,941
Grupo Aval Limited	100.00%		(858,477)	100.00%		(658,519)
Total subsidiaries		Ps.	18,235,388		Ps.	25,021,593

Associates
ADL Digital Lab S.A.S	34.00%		8,440	34.00%		4,014
Total associates			8,440			4,014

Total investment in subsidiaries and associates		Ps.	18,243,828		Ps.	25,025,607

Disclosure of detailed information about Outstanding bonds

Outstanding bonds at December 31, 2022 and 2021 comprise the following:

					Amounts outstanding
Issuance date	Tranches		Maturity	Coupon rate	2022		2021

November, 2019	Ps.	100,000	November, 2024	6.42%	Ps.	100,825	Ps.	100,825
November, 2019		300,000	November, 2039	IPC + 3.69%		306,095		303,229
June, 2017		300,000	June, 2042	IPC + 3.99%		300,527		300,301
November, 2016		93,000	November, 2026	IPC + 3.86%		94,512		93,810
November, 2016		207,000	November, 2036	IPC + 4.15%		210,429		208,861
December, 2009		124,520	December, 2024	IPC + 5.20%		126,225		125,542
Total Bonds	Ps.	1,124,520			Ps.	1,138,613	Ps.	1,132,568

Disclosure of detailed information about scheduled maturities of bonds	The scheduled maturities of bonds as of December 31, 2022 are as follows:

Period	Amount
2023		14,093
2024		224,520
2025 and thereafter		900,000
Total	Ps.	1,138,613